Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit before taxation		9,324	9,163	8,672
Post-tax results of associates and joint ventures		442	415	455
Other comprehensive (expense)/income for the year		8,707	822	(2,942)
Total comprehensive income		15,553	7,796	3,622
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		7,126	5,312	4,892
Profit before taxation		2,395	1,931	1,930
Post-tax results of associates and joint ventures		1,761	1,427	1,495
Other comprehensive (expense)/income for the year		56	(11)	(450)
Total comprehensive income		1,817	1,416	1,045
Other associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,360	2,356	2,109
Profit before taxation		(403)	(7)	70
Post-tax results of associates and joint ventures		(391)	(24)	54
Other comprehensive (expense)/income for the year		32	0	0
Total comprehensive income		(359)	(24)	54
Associates and Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		9,486	7,668	7,001
Profit before taxation		1,992	1,924	2,000
Post-tax results of associates and joint ventures		1,370	1,403	1,549
Other comprehensive (expense)/income for the year		88	(11)	(450)
Total comprehensive income		£ 1,458	£ 1,392	£ 1,099

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.